Significant accounting policies - Estimated And Weighted Average Useful Lives of Depreciable Assets (Detail)	Dec. 31, 2023	Dec. 31, 2022
Generation | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Generation | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	60 years	60 years
Generation | Weighted average useful lives
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	33 years	33 years
Distribution | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year	1 year
Distribution | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	100 years	100 years
Distribution | Weighted average useful lives
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years	39 years
Equipment | Minimum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Equipment | Maximum
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	54 years	54 years
Equipment | Weighted average useful lives
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years	11 years